Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross carrying amount of fully depreciated assets still in use	R$ (17,616,769)	R$ (20,247,087)
Property, plant and equipment, Accumulated depreciation	(9,100,072)	(9,421,666)
Property, plant and equipment, net	(8,516,697)	(10,825,421)
Property Plant And Equipments	R$ 8,516,697	R$ 10,825,421	R$ 10,069,468
Financing and debenture average rate	0.049%	0.051%
In Service [Member] | Reservoirs Dams And Aqueducts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross carrying amount of fully depreciated assets still in use	R$ (6,869,100)	R$ (8,201,193)
Property, plant and equipment, Accumulated depreciation	(4,885,663)	(5,068,855)
Property, plant and equipment, net	(1,983,437)	(3,132,338)
Property Plant And Equipments	1,983,437	3,132,338	3,274,774
In Service [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross carrying amount of fully depreciated assets still in use	(8,745,054)	(9,790,697)
Property, plant and equipment, Accumulated depreciation	(3,206,049)	(3,087,977)
Property, plant and equipment, net	(5,539,005)	(6,702,720)
Property Plant And Equipments	5,539,005	6,702,720	5,890,366
In Service [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross carrying amount of fully depreciated assets still in use	(1,398,552)	(2,009,061)
Property, plant and equipment, Accumulated depreciation	(933,130)	(1,176,398)
Property, plant and equipment, net	(465,422)	(832,663)
Property Plant And Equipments	465,422	832,663	841,252
In Service [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross carrying amount of fully depreciated assets still in use	(388,270)	(499,020)
Property, plant and equipment, Accumulated depreciation	(58,358)	(69,256)
Property, plant and equipment, net	(329,912)	(429,764)
Property Plant And Equipments	329,912	429,764	451,524
In Service [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross carrying amount of fully depreciated assets still in use	(12,811)	(13,056)
Property, plant and equipment, Accumulated depreciation	(10,673)	(11,120)
Property, plant and equipment, net	(2,138)	(1,936)
Property Plant And Equipments	2,138	1,936	2,342
In Service [Member] | Furniture And Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross carrying amount of fully depreciated assets still in use	(12,449)	(14,296)
Property, plant and equipment, Accumulated depreciation	(6,880)	(8,570)
Property, plant and equipment, net	(5,569)	(5,726)
Property Plant And Equipments	5,569	5,726	6,136
In Service [Member] | Provision For Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross carrying amount of fully depreciated assets still in use	0	(674,077)
Property, plant and equipment, Accumulated depreciation	0	0
Property, plant and equipment, net	0	(674,077)
Property Plant And Equipments	0	(674,077)	(785,205)
In Service [Member] | Special Obligations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross carrying amount of fully depreciated assets still in use	(19,223)	(6,877)
Property, plant and equipment, Accumulated depreciation	681	510
Property, plant and equipment, net	(18,542)	(6,367)
Property Plant And Equipments	(18,542)	(6,367)	(418)
In Service [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross carrying amount of fully depreciated assets still in use	(17,407,013)	(19,846,369)
Property, plant and equipment, Accumulated depreciation	(9,100,072)	(9,421,666)
Property, plant and equipment, net	(8,306,941)	(10,424,703)
Property Plant And Equipments	8,306,941	10,424,703	9,680,771
In Progress [Member] | Provision For Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross carrying amount of fully depreciated assets still in use	(14,879)	(14,879)
Property, plant and equipment, Accumulated depreciation	0	0
Property, plant and equipment, net	(14,879)	(14,879)
Property Plant And Equipments	(14,879)	(14,879)	(186,383)
In Progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross carrying amount of fully depreciated assets still in use	(224,635)	(415,597)
Property, plant and equipment, Accumulated depreciation	0	0
Property, plant and equipment, net	(224,635)	(415,597)
Property Plant And Equipments	224,635	415,597	575,080
In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross carrying amount of fully depreciated assets still in use	(209,756)	(400,718)
Property, plant and equipment, Accumulated depreciation	0	0
Property, plant and equipment, net	(209,756)	(400,718)
Property Plant And Equipments	R$ 209,756	R$ 400,718	R$ 388,697